Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Net revenues	$ 55,572	$ 12,858	$ 140,556	$ 60,921	$ 81,042	$ 75,664
Cost of sales	(24,727)	(37,636)	(108,555)	(126,727)	(163,001)	(104,219)
Gross profit	30,845	(24,778)	32,001	(65,806)	(81,959)	(28,555)
General and administrative
Research and development
General and administrative	132,712	122,863	362,509	361,913	393,910	637,348
Total operating expenses	132,712	122,863	362,509	361,913	393,910	637,348
Profit/Loss from operations	(101,867)	(147,641)	(330,508)	(427,719)	(475,869)	(665,903)
Other income (expense):
Interest income
Amortisation of Debt Discount
Interest expense	(27,508)	(28,435)	(75,207)	(91,607)	(116,080)	(189,998)
Other income						134,005
Change in fair value of derivative liabilities	(11,797)	116,396	11,635	553,647	606,150	(260,737)
Total other expense, net	(39,305)	87,961	(63,572)	462,040	490,070	(316,730)
Profit/Loss before provision for income taxes	(141,172)	(59,680)	(394,080)	34,321	14,201	(982,633)
Provision for income taxes
Net profit/loss from operations	(141,172)	(59,680)	(394,080)	34,321	14,201	(982,663)
Less: Loss attributable to non-controlling interest	3,796	8,343	13,773	23,285	31,388	25,903
Gain/Loss from discontinued operations
Less Net loss from discontinued operations
Net profit/loss attributable to Holding Company	$ (137,376)	$ 51,337	$ (380,307)	$ 57,606	$ 45,589	$ (956,730)
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.00)	$ (0.01)
Discontinued Operating basic and diluted loss per common share					$ (0.00)	$ (0.00)
Weighted average common shares outstanding basic and diluted	233,177,226	186,657,041	233,177,226	186,657,041	233,177,226	148,736,452